Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 88.9%
U.S. Treasury Bill, 5.33%, 10/3/2023(a) ............................................ $ 23,500,000 $ 23,496,578
U.S. Treasury Bill, 5.43%, 12/21/2023(a) ........................................... 10,004,000 9,886,092
U.S. Treasury Bill, 5.43%, 1/11/2024(a) ............................................ 78,000,000 76,841,551
U.S. Treasury Bill, 5.54%, 3/28/2024(a) ............................................ 2,700,000 2,629,100
Total U.S. Treasury Bills (Cost $112,840,314) ..................................................... 112,853,321
Total Investments – 88.9%
(Cost $112,840,314) ......................................................................... $ 112,853,321
Other Assets in Excess of Liabilities – 11.1% ........................................................ 14,161,634
Net Assets – 100.0% .......................................................................... $ 127,014,955
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
WTI Crude Future ................................ 50 $ 4,539,500 10/20/23 $ 144,586
Live Cattle Future ................................ 6 442,080 10/31/23 (4,478)
WTI Crude Future ................................ 31 2,752,800 11/20/23 255,407
Cotton No. 2 Future ............................... 27 1,176,525 12/6/23 2,815
CAN 10 Year Bond Future ......................... 27 2,288,614 12/18/23 13,227
WTI Crude Future ................................ 15 1,304,700 12/19/23 104,628
Live Cattle Future ................................ 452 33,976,840 12/29/23 (163,878)
WTI Crude Future ................................ 28 2,387,560 1/22/24 296,126
WTI Crude Future ................................ 52 4,361,760 2/20/24 228,745
Live Cattle Future ................................ 129 9,933,000 2/29/24 (61,271)
Sugar #11 (World) Future .......................... 545 16,163,392 2/29/24 (225,281)
Cotton No. 2 Future ............................... 4 175,840 3/6/24 (7)
WTI Crude Future ................................ 34 2,814,520 3/20/24 103,129
WTI Crude Future ................................ 18 1,473,840 4/22/24 8,561
Sugar #11 (World) Future .......................... 183 5,177,290 4/30/24 16,509
WTI Crude Future ................................ 25 2,028,000 5/21/24 (55,099)
Sugar #11 (World) Future .......................... 9 244,944 6/28/24 (161)
Total unrealized appreciation/(depreciation) $ 663,558
Short position contracts:
Natural Gas Future ............................... (36) (1,054,440) 10/27/23 3,911
Natural Gas Future ............................... (55) (1,821,600) 11/28/23 27,458
Soybean Oil Future ............................... (383) (12,829,734) 12/14/23 784,091
Wheat Future (CBT) .............................. (193) (5,225,475) 12/14/23 570,302
Bank Accept Future ............................... (657) (114,095,251) 12/18/23 55,421
Gold 100 OZ Future .............................. (224) (41,800,640) 12/27/23 456,613
Silver Future .................................... (74) (8,306,500) 12/27/23 220,702
Natural Gas Future ............................... (52) (1,853,800) 12/27/23 35,309
Copper Future ................................... (211) (19,715,313) 12/27/23 (323,316)

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
US 5 Year Note (CBT) ............................. (356) $ (37,507,937) 12/29/23 $ (3,451)
Soybean Oil Future ............................... (137) (4,539,084) 1/12/24 223,292
Natural Gas Future ............................... (76) (2,657,720) 1/29/24 107,944
Natural Gas Future ............................... (135) (4,347,000) 2/27/24 164,867
Gold 100 OZ Future .............................. (5) (942,700) 2/27/24 2,448
Wheat Future (CBT) .............................. (164) (4,702,700) 3/14/24 477,923
Soybean Oil Future ............................... (66) (2,167,308) 3/14/24 83,276
Corn Future ..................................... (118) (2,901,325) 3/14/24 314
Bank Accept Future ............................... (601) (104,342,582) 3/18/24 144,749
Natural Gas Future ............................... (154) (4,612,300) 3/26/24 95,518
Silver Future .................................... (7) (797,720) 3/26/24 22,738
Copper Future ................................... (19) (1,788,375) 3/26/24 (32,546)
Natural Gas Future ............................... (70) (2,111,200) 4/26/24 19,997
Gold 100 OZ Future .............................. (2) (380,800) 4/26/24 1,255
Wheat Future (CBT) .............................. (66) (1,962,675) 5/14/24 136,241
Corn Future ..................................... (81) (2,027,025) 5/14/24 15,572
Silver Future .................................... (1) (115,160) 5/29/24 3,663
Natural Gas Future ............................... (33) (1,039,830) 5/29/24 1,111
Copper Future ................................... (6) (567,225) 5/29/24 (10,489)
Bank Accept Future ............................... (515) (89,473,311) 6/17/24 165,679
3 Month SOFR Future ............................. (1,335) (315,810,938) 6/18/24 1,615,717
Natural Gas Future ............................... (18) (592,020) 6/26/24 (4,457)
Corn Future ..................................... (76) (1,920,900) 7/12/24 (2,391)
3 Month SOFR Future ............................. (377) (89,363,138) 9/17/24 224,878
Bank Accept Future ............................... (240) (41,797,902) 9/18/24 79,867
3 Month SOFR Future ............................. (490) (116,485,250) 12/17/24 190,567
3 Month SOFR Future ............................. (467) (111,391,175) 3/18/25 (15,296)
Total unrealized appreciation/(depreciation) $ 5,539,477
Total net unrealized appreciation $ 6,203,035
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 88.9%
Total Investments ................................................................................ 88.9%
Other Assets in Excess of Liabilities .................................................................. 11.1%
Net Assets ..................................................................................... 100.0%